Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (226,559,555)		$ (125,338,509)
Working capital	91,361,225		10,111,451
Cash used in operating activities	(3,688,864)		(15,138,249)	$ (15,789,498)
Restricted cash	116,866
Cumulative-effect adjustment to shareholders’ equity					$ 588,082
Inventory write-down				557,518
Inventory reversed
Impairment on equity investment	2,536,443			150,708
Deferred revenue	2,842,878		2,385,228
Other income	367,723		$ 541,498	$ 966,899
Underpayment of taxes	$ (14,300)	¥ 100,000
Selling consumer products rate	13.00%	13.00%
General tax payer rate	6.00%	6.00%
Statutory surplus percentage	10.00%	10.00%
General reserve percentage	50.00%	50.00%
Potentially dilute basic earnings share (in Shares) | shares	951,776	951,776
Number of reportable segment	1	1
VIE [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory surplus percentage	50.00%	50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Long term investments interest	20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Long term investments interest	50.00%
Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest percentage	20.00%